22. Deferred revenue (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DeferredRevenueLineItems [Line Items]
Subsidies granted	R$ 1,471,363	R$ 1,873,644
BNDES [Member]
DeferredRevenueLineItems [Line Items]
Subsidies granted	R$ 203